Subsequent events - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	Mar. 16, 2022 EUR (€) € / shares	Mar. 16, 2022 USD ($)	Mar. 26, 2021	Mar. 16, 2022 USD ($) $ / shares	Dec. 31, 2021	Jul. 28, 2021
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired					100.00%
The Target Company [Member] | Unlisted Software Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of remaining share capital acquired upon exercising its option rights			49.50%
The Target Company [Member] | Two Option Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			8.50%
The Target Company [Member] | Two Option Agreement [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			42.00%
The Target Company [Member] | Two Option Agreement [Member] | Unlisted Software Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			8.50%
Third Party Company [Member] | Two Option Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%
Third Party Company [Member] | Two Option Agreement [Member] | Unlisted Software Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%
Mega E [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired						100.00%
Mega E [Member] | Call Option Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired						100.00%
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interest sold	100.00%			100.00%
Major business combination [member] | Spartan Acquisition Corporation Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash held in trust	€ 10,000			$ 11
Major business combination [member] | Combined Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%			100.00%
Business combination agreement gross proceeds received	€ 146,000	$ 161
Proceeds from PIPE offering through issuance of common stock	€ 136,000	$ 150
Common stock issued price per share | (per share)	€ 9.05			$ 10.00
Percentage of voting interest retained	82.00%			82.00%
Business combination agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion of debt to equity	€ 102,229